SHORT-TERM BANK LOANS	6 Months Ended
Dec. 31, 2020
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

NOTE 12. SHORT-TERM BANK LOANS

Short-term bank loans consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Bank of Nanjing (1)	¥2,500,000	¥4,000,000	$612,309
Beijing Rural Commercial Bank (2)	6,000,000	6,000,000	918,464
Industrial and Commercial Bank of China (3)	1,020,000	1,020,000	156,139
China Construction Bank (4)	—	1,000,000	153,078
Total short-term bank loans	¥9,520,000	¥12,020,000	$1,839,990

(1)

On June 1, 2020, the Company entered into a loan agreement with Bank of Nanjing to borrow ¥2,500,000  ($382,693) as working capital for one year, with maturity date of May 21, 2021. The loan bears a fixed interest rate of 4.35% per annum. On June 23, 2020, the Company entered into another loan agreement with Bank of Nanjing to borrow ¥1,500,000  ($229,616) as working capital for one year. The Company made the withdraw in an amount of ¥1,500,000  ($229,616) on July 1, 2020, which will be due on June 30, 2021. The loan bears a fixed interest rate of 4.35% per annum. The loans are guaranteed by one of the founders of the Company.

(2)

On April 23, 2020, the Company entered into a loan agreement with Beijing Rural Commercial Bank to borrow ¥6,000,000  ($918,464) as working capital for one year. The Company made the withdraw in an amount of ¥6,000,000  ($918,464) on April 30, 2020, which will be due on April 29, 2021. The loan bears a fixed interest rate of 5.655% per annum. The loan is guaranteed by one of the founders of the Company and he also pledged self-owned housing property with carrying value of approximately RMB 15.6 million ($2,388,925) as collateral for this loan.

(3)

On May 22, 2020, the Company entered into a loan agreement with Industrial and Commercial Bank of China to borrow ¥1,020,000 as working capital for six months, with maturity date of November 18, 2020. The loan bears a fixed interest rate of 4.45% per annum. The loan was subsequently repaid in full upon maturity. On November 19, 2020, the Company entered into another loan agreement with Industrial and Commercial Bank of China to borrow ¥1,020,000  ($156,139) as working capital for six months, with maturity date of May 18, 2021. The loan bears a fixed interest rate of 3.85% per annum.

(4)

On July 10, 2020, the Company entered into a loan agreement with China Construction Bank to borrow ¥1,000,000  ($153,078) as working capital for one year, with maturity date of July 10, 2021. The loan bears a fixed interest rate of 4.0525% per annum.

Interest expense for the short-term bank loan was 71,866 and ¥296,912 ($45,451) for the six months ended December 31, 2019 and 2020, respectively.